Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Employee Benefit Plan
Note 12. Employee Benefit Plan

The Bank has a qualified noncontributory defined benefit pension plan which covers substantially all of its employees. The benefits are primarily based on years of service and earnings.

The following is a summary of the plan's funded status as of December 31, 2011 and 2010, and September 30, 2009:

	2011	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$8,027,457	$6,975,571	$6,381,001
Service cost	457,996	411,842	391,075
Interest cost	439,735	417,033	381,477
Actuarial (gain) loss	936,199	519,072	(100,579)
Benefits paid	(157,769)	(296,061)	(77,403)
Prior service cost due to amendment
Benefit obligation at end of year	9,703,618	8,027,457	6,975,571
Change in plan assets
Fair value of plan assets at beginning of year	9,716,166	8,278,463	4,499,654
Actual return on plan assets	50,101	960,831	1,856,212
Employer contribution	1,021,577	772,933	2,000,000
Benefits paid	(157,769)	(296,061)	(77,403)
Fair value of plan assets at end of year	10,630,075	9,716,166	8,278,463
Funded status at the end of the year	$926,457	$1,688,709	$1,302,892
Amounts recognized in the Balance Sheet
(Accrued) prepaid benefit cost	$4,246,062	$3,395,737	$2,833,420
Unfunded pension benefit obligation	(3,319,605)	(1,707,028)	(1,530,528)
Amount recognized in other assets (liabilities)	$926,457	$1,688,709	$1,302,892
Amounts recognized in accumulated comprehensive income
Net gain (loss)	$(3,274,379)	$(1,658,572)	$(1,478,842)
Unrecognized prior service costs	(45,226)	(48,456)	(51,686)
Unrecognized net obligation at transition
Unfunded pension benefit obligation	(3,319,605)	(1,707,028)	(1,530,528)
Deferred taxes	1,128,665	580,390	520,380
Amount recognized in accumulated comprehensive income	$(2,190,939)	$(1,126,638)	$(1,010,148)
(Accrued) Prepaid benefit detail
Benefit obligation	$(9,703,618)	$(8,027,457)	$(6,975,571)
Fair value of assets	10,630,075	9,716,166	8,278,463
Unrecognized net actuarial (gain) loss	3,274,379	1,658,572	1,478,842
Unrecognized net obligation at transition
Unrecognized prior service cost	45,226	48,456	51,686
(Accrued) prepaid benefit cost	$4,246,062	$3,395,737	$2,833,420

	2011	2010	2009
Components of net periodic benefit cost
Service cost	$457,996	$411,842	$391,075
Interest cost	439,735	417,033	381,477
Expected return on plan assets	(774,726)	(660,285)	(476,975)
Recognized net actuarial (gain) loss	45,017	38,796	144,403
Amortization	3,230	3,230	10,761
Net periodic benefit expense	$171,252	$210,616	$450,741
Additional disclosure information
Accumulated benefit obligation	$7,712,526	$5,750,508	$4,845,345
Vested benefit obligation	$7,571,974	$5,638,819	$4,740,299
Discount rate used for net periodic pension cost	5.50%	6.00%	6.00%
Discount rate used for disclosure	4.50%	5.50%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	4.00%	4.00%
Average remaining service (years)	15	15	17

Using the same fair value hierarchy described in Note 11, the fair values of the Company's pension plan assets, by asset category, are as follows:

December 31, 2011	Total	Level 1	Level 2	Level 3

Cash equivalents and short term investments	$(2,975)	$(2,975)	$-	$-
Mutual funds – equities	5,143,648	5,143,648	-	-
Mutual funds – fixed income	5,489,402	5,489,402	-	-
Total assets at fair value	$10,630,075	$10,630,075	$-	$-

December 31, 2010	Total	Level 1	Level 2	Level 3

Cash equivalents and short term investments	$(3,489)	$(3,489)	$-	$-
Mutual funds – equities	5,170,173	5,170,173	-	-
Mutual funds – fixed income	4,549,482	4,549,482	-	-
Total assets at fair value	$9,716,166	$9,716,166	$-	$-

Estimated Future Benefit Payments

Pension Benefits

2012	$99,241
2013	98,814
2014	168,042
2015	186,095
2016 - 2021	2,369,733
$2,921,925

Funding Policy

It has been Bank practice to contribute the maximum tax-deductible amount each year as determined by the plan administrator. As a result of prior year contributions exceeding the minimum requirements, a Prefunding Balance existed as of December 31, 2011 and there is no required contribution for 2012. Based on this we do not anticipate making a contribution to the plan in 2012 and pension costs are expected to be approximately $255,091.

Long-Term Rate of Return

The plan sponsor selects the expected long-term rate-of-return-on-assets assumption in consultation with their investment advisors and actuary, and with concurrence from their auditors. This rate is intended to reflect the average rate of earnings expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed - especially with respect to real rates of return (net of inflation) - for the major asset classes held, or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience - that may not continue over the measurement period - with higher significance placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further - solely for this purpose the plan is assumed to continue in force and not terminate during the period during which the assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

Asset Allocation

The pension plan's weighted-average asset allocations at December 31, 2011 and 2010, by asset category are as follows:

	2011	2010
Mutual funds - fixed income	48%	47%
Mutual funds - equity	52%	53%
Cash and equivalents	0%	0%
Total	100%	100%

The trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 50% fixed income and 50% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the Plan's investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Trustee to administer the investments of the Trust within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs chargeable to the Trust.